Asset Retirement Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes in Asset Retirement Obligations

The following table presents the changes in the asset retirement obligations for the nine months ended September 30, 2014 (in thousands):

Asset retirement obligations at beginning of period	$111,769
Liabilities added from acquisitions or drilling	5,053
Liabilities removed upon sale of wells to an affiliate	(1,636)
Liabilities removed upon plugging and abandoning	(344)
Revisions	67
Accretion expense	4,601

Asset retirement obligations at end of period	$119,510

The following table represents a reconciliation of the asset retirement obligations for the years ended December 31, 2013 and 2012:

	2013	2012
	(in thousands)
Asset retirement obligations at beginning of year	$102,380	$90,699
Liabilities added from acquisitions or drilling	4,227	7,962
Liabilities removed upon sale of wells	(1,765)	(1,931)
Liabilities removed upon plugging and abandoning	(170)	(119)
Accretion expense	5,581	5,009
Revision of estimates	1,516	760

Asset retirement obligations at end of year	111,769	102,380
Less: Current portion	90	390

Asset retirement obligations—long-term portion	111,679	101,990